Intangible Assets - Changes in Goodwill by Business Segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	¥ 304,564	¥ 272,006
Acquisitions		10,986
Impairment losses	(8,032)	0	¥ (126,151)
Exchange differences	(7,884)	21,572
Other	(1,134)
Carrying amount, ending balance	287,514	304,564	272,006
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	346,962	314,404
Carrying amount, ending balance	332,944	346,962	314,404
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	(42,398)	(42,398)
Carrying amount, ending balance	(45,430)	(42,398)	(42,398)
Retail Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	61,952	61,952
Impairment losses	(5,000)
Exchange differences
Other
Carrying amount, ending balance	56,952	61,952	61,952
Retail Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	61,952	61,952
Carrying amount, ending balance	56,952	61,952	61,952
Retail Business Unit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, ending balance
Global Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	229,934	197,376
Acquisitions		10,986
Impairment losses	(3,032)
Exchange differences	(7,884)	21,572
Other	(1,134)
Carrying amount, ending balance	217,884	229,934	197,376
Global Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	229,934	197,376
Carrying amount, ending balance	220,916	229,934	197,376
Global Business Unit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, ending balance	(3,032)
Head Office Account and Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	12,678	12,678
Impairment losses
Exchange differences
Other
Carrying amount, ending balance	12,678	12,678	12,678
Head Office Account and Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	55,076	55,076
Carrying amount, ending balance	55,076	55,076	55,076
Head Office Account and Others [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	(42,398)	(42,398)
Carrying amount, ending balance	¥ (42,398)	¥ (42,398)	¥ (42,398)